Schedule of Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Restricted Cash Details
Held in CDOs pending reinvestment		$ 94,781
CDO bond sinking funds	1,254	1,897
CDO trustee accounts	810	1,812
Derivative Margin accounts		6,550
Restricted cash	$ 2,064	$ 105,040